Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)
Convertible Note [Member]
Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs [Line Items]
Opening balance
New convertible notes issued	3,112,549
Change in fair value of convertible notes	2,747,451
Ending balance	5,860,000	[1]
Warrant Liabilities [Member]
Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs [Line Items]
Opening balance
Warrants issued in connection with the convertible notes	1,887,451
Change in fair value of warrants liabilities	1,608,314
Ending balance	$ 3,495,765	[2]

[1]	The Company has elected to recognize the convertible note at fair value (Note 10), therefore, there was no further evaluation of embedded features for bifurcation. The Company engaged a third-party valuation firm to perform the valuation of the convertible notes. The fair value of the convertible notes was calculated using the discounted cash flow method approach. The following is a reconciliation of the beginning and ending balances for the convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended March 31, 2025:
[2]	The freestanding warrants issued in connection with the convertible notes were determined to be derivatives that were accounted for as warrant liabilities measured at fair value on recurring basis (Note 10). The Company engaged a third-party valuation firm to perform the valuation of warrant liabilities using the discounted cash flow method approach with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The following is a reconciliation of the beginning and ending balances for warrants liabilities measured at fair value for the six months ended March 31, 2025: